Additional Information-Parent Company Only Condensed Financial Information balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 694,420	$ 100,681	¥ 1,331,968		¥ 1,127,055
Term deposits and short-term investments	875,955	127,002	408,946
Prepayment and other current assets	126,889	18,397	91,842
Total current assets	1,916,827	277,913	2,027,418
Non-current assets:
Long-term Investments	227,959	33,051	252,500		166,100
Total non-current assets	1,281,046	185,733	1,302,950
Total assets	3,197,873	463,646	3,330,368
Liabilities
Accrued expenses and other current liabilities	224,589	32,561	376,841
Total liabilities	590,005	85,543	813,334
Shareholders' (deficit)/equity:
Treasury stock	(232,835)	(33,758)	(217,712)
Additional paid-in capital	3,043,971	441,334	2,999,562
Statutory reserves	29,027	4,209	20,331
Accumulated deficit	(346,618)	(50,255)	(272,368)
Accumulated other comprehensive income	4,107	595	(83,891)
Total So-Young International Inc. shareholders' equity	2,497,925	362,163	2,446,189
Total liabilities and shareholders' equity	3,197,873	463,646	3,330,368
Parent company
Current assets:
Cash and cash equivalents	143,100	20,747	55,806	$ 8,091	¥ 6,300	¥ 74,230
Amounts due from VIE companies			39,681
Amounts due from Group companies	1,671,880	242,400	1,457,100
Term deposits and short-term investments	208,938	30,293	318,881
Prepayment and other current assets	6,826	990	6,027
Total current assets	2,030,744	294,430	1,877,495
Non-current assets:
Investment in subsidiaries and VIE companies	531,693	77,088	617,773
Long-term Investments			7,418
Total non-current assets	531,693	77,088	625,191
Total assets	2,562,437	371,518	2,502,686
Liabilities
Amounts due to VIE companies	39,786	5,768	35,529
Amounts due to Group companies	23,722	3,439	20,068
Accrued expenses and other current liabilities	1,004	148	900
Total liabilities	64,512	9,355	56,497
Shareholders' (deficit)/equity:
Treasury stock	(232,835)	(33,758)	(217,712)
Additional paid-in capital	3,043,971	441,334	2,999,562
Statutory reserves	29,027	4,209	20,331
Accumulated deficit	(346,618)	(50,255)	(272,368)
Accumulated other comprehensive income	4,107	595	(83,891)
Total So-Young International Inc. shareholders' equity	2,497,925	362,163	2,446,189
Total liabilities and shareholders' equity	2,562,437	371,518	2,502,686
Class A Ordinary Shares
Shareholders' (deficit)/equity:
Ordinary shares	236	33	230
Class A Ordinary Shares | Parent company
Shareholders' (deficit)/equity:
Ordinary shares	236	33	230
Class B Ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	37	5	37
Class B Ordinary shares | Parent company
Shareholders' (deficit)/equity:
Ordinary shares	¥ 37	$ 5	¥ 37